TAXATION - Details of the net income tax expense (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
TAXATION
Estimated taxable income (loss) of the Company		Rp (861)	Rp 1,703	Rp 552
Total income tax expense – current	$ 837	11,357	10,738	8,365
Net income tax benefit - deferred	(103)	(1,399)	(1,721)	(342)
Net Income Tax Expense	$ 734	9,958	9,017	8,023
The company
TAXATION
Corporate income tax			340	110
Final tax expense		586	331	91
Total income tax expense – current		586	671	201
Net income tax benefit - deferred		Rp (1,608)	Rp (844)	Rp (38)
Change in tax rate	5.00%	5.00%	5.00%	5.00%
Threshold percentage of interest owned by public	40.00%	40.00%
Threshold number of persons owned shares	300.00%	300.00%
Threshold percentage owned by each member	5.00%	5.00%
Threshold period to meet prescribed criteria	183 days	183 days
Applicable tax rate	20.00%	20.00%	20.00%	20.00%
The company | Realization of accrual (accrual) of expenses and inventory write-off (provision for inventory obsolescence)
TAXATION
Net income tax benefit - deferred		Rp 26	Rp 142	Rp (135)
The company | Amortization of (addition to) deferred installation fee
TAXATION
Net income tax benefit - deferred		1	(10)	7
The company | Finance leases
TAXATION
Net income tax benefit - deferred		0	68	(47)
The company | Valuation of long-term investments
TAXATION
Net income tax benefit - deferred			(34)	(24)
The company | Depreciation and gain on disposal or sale of property and equipment
TAXATION
Net income tax benefit - deferred		(1,012)	(825)	139
The company | Net periodic post-employment benefits costs and provision for employee benefits
TAXATION
Net income tax benefit - deferred		(235)	(214)	(28)
The company | Trade receivables write-off (provision for impairment of receivables)
TAXATION
Net income tax benefit - deferred		(206)	41	41
The company | Fiscal loss
TAXATION
Net income tax benefit - deferred		(172)
The company | Amortization of intangible assets, land rights and others
TAXATION
Net income tax benefit - deferred		(10)	(12)	9
Subsidiaries
TAXATION
Corporate income tax		10,766	10,053	8,144
Final tax expense		5	14	20
Total income tax expense – current		10,771	10,067	8,164
Net income tax benefit - deferred		Rp 209	Rp (877)	Rp (304)
Applicable tax rate	25.00%	25.00%	25.00%	25.00%
Telkomsel
TAXATION
Net income tax benefit - deferred		Rp 25	Rp (813)	Rp (255)
Telkomsel | Trade receivables write-off (provision for impairment of receivables)
TAXATION
Net income tax benefit - deferred		(41)	(5)	(9)
Telkomsel | Charges from leasing transactions
TAXATION
Net income tax benefit - deferred		177	164	131
Telkomsel | License amortization
TAXATION
Net income tax benefit - deferred		12	(4)	(9)
Telkomsel | Accounts receivable - Government
TAXATION
Net income tax benefit - deferred				0
Telkomsel | Provision for employee benefits
TAXATION
Net income tax benefit - deferred		(68)	(55)	(18)
Telkomsel | Depreciation of property and equipment
TAXATION
Net income tax benefit - deferred		(55)	(913)	(350)
Subsidiaries - others
TAXATION
Net income tax benefit - deferred		Rp 184	Rp (64)	Rp (49)